CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 1,028,746	$ 849,548	$ 3,154,547	$ 3,916,702
Cost of goods sold	642,004	682,497	2,380,823	2,974,681
Gross profit	386,742	167,051	773,724	942,021
Research and development expenses, net	118,427	116,992	464,162	478,267
Selling, general and administrative expenses	296,584	343,782	1,313,478	1,551,895
Gain on sale of assets	0	(315)	(1,515)	(32,707)
Total operating expenses	415,011	460,459	1,776,125	1,997,455
Operating loss	(28,269)	(293,408)	(1,002,401)	(1,055,434)
Interest expense	(516)	0	(3,144)	(469)
Other income			0	22,050
Loss before provision for income taxes			(1,005,545)	(1,033,853)
Provision for income taxes			912	912
Net loss	$ (28,785)	$ (293,408)	$ (1,006,457)	$ (1,034,765)
Loss Per Share:
Basic	$ 0.00	$ (0.04)	$ (0.12)	$ (0.15)
Diluted	$ 0.00	$ (0.04)	$ (0.12)	$ (0.15)
Weighted Average Common Shares Outstanding:
Basic	9,108,423	7,539,582	8,343,235	7,157,978
Diluted	9,108,423	7,539,582	8,343,235	7,157,978